To the Shareholders and Board of Trustees of The Swan Defined Risk Mutual Funds:

In planning and performing our audit of the consolidated financial statements of The Swan Defined Risk Fund
Swan Defined Risk Emerging Markets Fund  Swan
Defined Risk Foreign Developed Fund  and Swan
Defined Risk U.S. Small Cap Fund (collectively the "Funds") as of and for the year ended June 30 2018 in accordance with the standards of the Public Company Accounting Oversight Board (United States) we considered the Funds' internal control over financial reporting including controls over safeguarding securities as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form
N-CEN but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly we express no such opinion.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles and that receipts and expenditures of the company are being made only in accordance with authorizations of management and Trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition use or disposition of a company's assets that could have a material effect on the financial statements.
Because of its inherent limitations internal control over financial reporting may not prevent or detect misstatements. Also projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees in the normal course of performing their assigned functions to prevent or detect misstatements on a timely basis. A material weakness is a deficiency or a combination of deficiencies in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public
Company Accounting Oversight Board (United States).
However we noted no deficiencies in the Funds' internal control over financial reporting and its operation including controls for safeguarding securities that we consider to be a material weakness as defined above as of June 30 2018.
This report is intended solely for the information and use of management and the Board of Trustees of The Swan
Defined Risk Fund  Swan Defined Risk Emerging
Markets Fund  Swan Defined Risk Foreign Developed
Fund and Swan Defined Risk U.S. Small Cap Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/S/ Deloitte & Touche LLP
Costa Mesa  California
August 28  2018